LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2013
Mortgage Loan One [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2014 (current maturity)	$422

Long-term portion:
2015	422
2016	422
2017	422
2018	422
2019 and thereafter	17,322

$19,010

Mortgage Loan Two [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2014 (current maturity)	$2,247

Long-term portion:
2015	2,247
2016	2,247
2017	2,247
2018	2,247
2019 and thereafter	97,074

$106,062